Subsequent Events (Details) - shares	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Jan. 22, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Shares issued			15,688,268		13,127,472
Excess stock authorized	8,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued		10,069,748
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued		566,667
Subsequent Event [Member] | Rosecliff Acquisition Corp I [Member]
Subsequent Events (Details) [Line Items]
Minimum publicly held shares				500,000
Public Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued		8,433,231